Aberdeen Investment Funds (the “Trust”)

Aberdeen Global High Income Fund

Supplement dated December 18, 2017 to the Statutory Prospectus dated February 28, 2017, as supplemented to date (the “Prospectus”)

The following replaces the section entitled “Portfolio Managers” for the Aberdeen Global High Income Fund in the section entitled, “Summary — Aberdeen Global High Income Fund” on page 20 of the Prospectus:

Portfolio Managers

The Fund is managed using a team-based approach, with the following team members being jointly and primarily responsible for the day-to-day management of the Fund:

Name	Title	Served on the Fund Since
Steven Logan	Head of Euro High Yield and Global Leverage Loans	2016
Ben Pakenham	Deputy Head of Euro High Yield and Global Leverage Loans	2016

The following replaces the section entitled “Aberdeen Global High Income Fund” for the Aberdeen Global High Income Fund in the section entitled, “Fund Management” beginning on page 44 of the Prospectus:

Aberdeen Global High Income Fund

The Aberdeen Global High Income Fund is managed by the Global High Yield Team. The Fund's investment team employs a fundamental, bottom-up investment process, which is characterized by intensive first-hand research that includes detailed evaluation of issuers and securities. The team works in an open floor plan environment in an effort to foster communication among all members. The Adviser utilizes a team, rather than an individual approach, because it believes the team brings both greater depth and experience to the portfolio management process.   Depth of team members allows the Adviser to perform the diligent research required by the Adviser's process. The experience of senior managers provides the confidence needed to take a long-term view. The team is jointly and primarily responsible for the day-to-day management of the Fund, with the following members having the most significant responsibility for the day-to-day management of the Fund:

Portfolio Manager	Fund

Steven Logan, Head of Euro High Yield and Global Leverage Loans
Steven Logan is Head of Euro High Yield and Global Leverage Loans and joined Aberdeen following the SWIP acquisition in April 2014. Steven joined SWIP in 2001 as an Investment Director and became Head of European High Yield in 2006. Steven joined SWIP from Standard Life Investments where he was a Credit Analyst and instrumental in the launch of their High Yield Bond Fund. Previously, Steven was part of the Leveraged Finance Team at Sumitomo Trust, working on some of Europe’s earliest High Yield Bond issues, leveraged loan and mezzanine transactions. Prior to this, Steven was with Hill Samuel Bank for seven years where he worked extensively in distressed debt workout situations. Steven has 25 years of credit market experience and he has been managing European High Yield portfolios for 15 years. Steven is an ACIB (Associate of the Chartered Institute of Bankers) and holds a BA (Hons) in Banking and Finance from the University of Central England.

Aberdeen Global High Income Fund

Ben Pakenham, Deputy Head of Euro High Yield and Global Leverage Loans
Ben Pakenham is Deputy Head of Euro High Yield and Global Leverage Loans. Benjamin joined Aberdeen in 2011 from Henderson Global Investors where he was the lead fund manager on the Extra Monthly Income Bond Fund and a named manager on various other credit portfolios including the High Yield Monthly Income Bond Fund. Previously, Ben worked for New Star Asset Management as a high yield analyst and assistant fund manager. Ben holds a BS (Hons) in History from Leeds Metropolitan University.

Aberdeen Global High Income Fund

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund(s) managed by the portfolio manager, if any.

Aberdeen Investment Funds (the “Trust”)

Aberdeen Global High Income Fund

Supplement dated December 18, 2017 to the Statement of Additional Information

dated February 28, 2017, as supplemented to date (the “SAI”)

The following replaces the table reflecting the portfolio managers’ ownership of shares of the Fund(s) he or she manages, in the section entitled, “INVESTMENT ADVISORY AND OTHER SERVICES — Portfolio Managers” on page 113 in the SAI:

Portfolio Manager	Portfolio	Dollar Range of Portfolio Shares Owned
Steven Logan	Global High Income Fund	None
Ben Pakenham	Global High Income Fund	None
Lynn Chen	Total Return Bond Fund	None
Svetlin Krastev	Total Return Bond Fund	None
Michael Waggaman	Total Return Bond Fund	None
Stephen Docherty	Select International Equity Fund	None
	Select International Equity Fund II	None
Bruce Stout	Select International Equity Fund	None
	Select International Equity Fund II	None
Jamie Cumming	Select International Equity Fund	None
	Select International Equity Fund II	None
Samantha Fitzpatrick	Select International Equity Fund	None
	Select International Equity Fund II	None
Martin Connaghan	Select International Equity Fund	None

The following replaces the table in “APPENDIX A-PORTFOLIO MANAGERS” of the SAI under “OTHER MANAGED ACCOUNTS” beginning on page A-3:

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2016)
Steven Logan Global High Income Fund	Registered Investment Companies: None Other Pooled Investment Vehicles: 9 accounts, $2,234.40 total assets Other Accounts: 5 accounts, $345.85 total assets
Ben Pakenham Global High Income Fund	Registered Investment Companies: None Other Pooled Investment Vehicles: 9 accounts, $2,234.40 total assets Other Accounts: 5 accounts, $345.85 total assets
Lynn Chen Total Return Bond Fund	Registered Investment Companies: None Other Pooled Investment Vehicles: 2 accounts, $287.48 total assets Other Accounts: 5 accounts, $2,230.68 total assets
Svetlin Krastev Total Return Bond Fund	Registered Investment Companies: None Other Pooled Investment Vehicles: 2 accounts, $287.48 total assets Other Accounts: 5 accounts, $2,230.68 total assets
Michael Waggaman Total Return Bond Fund	Registered Investment Companies: None Other Pooled Investment Vehicles: 2 accounts, $287.48 total assets Other Accounts: 5 accounts, $2,230.68 total assets
Stephen Docherty Select International Equity Fund Select International Equity Fund II

Registered Investment Companies: 4 accounts, $636.55 total assets
Other Pooled Investment Vehicles: 37 accounts, $8,068.60 total assets (1 account, $2,081.40 total assets of which the advisory fee is based on performance)
Other Accounts: 46 accounts, $13,748.72 total assets (1 account, $185.86 total assets of which the advisory fee is based on performance)

Bruce Stout Select International Equity Fund Select International Equity Fund II

Registered Investment Companies: 4 accounts, $636.55 total assets
Other Pooled Investment Vehicles: 37 accounts, $8,068.60 total assets (1 account, $2,081.40 total assets of which the advisory fee is based on performance)
Other Accounts: 46 accounts, $13,748.72 total assets (1 account, $185.86 total assets of which the advisory fee is based on performance)

Jamie Cumming Select International Equity Fund	Registered Investment Companies: 4 accounts, $636.55 total assets

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2016)
Select International Equity Fund II

Other Pooled Investment Vehicles: 37 accounts, $8,068.60 total assets (1 account, $2,081.40 total assets of which the advisory fee is based on performance)
Other Accounts: 46 accounts, $13,748.72 total assets (1 account, $185.86 total assets of which the advisory fee is based on performance)

Samantha Fitzpatrick Select International Equity Fund Select International Equity Fund II

Registered Investment Companies: 4 accounts, $636.55 total assets
Other Pooled Investment Vehicles: 37 accounts, $8,068.60 total assets (1 account, $2,081.40 total assets of which the advisory fee is based on performance)
Other Accounts: 46 accounts, $13,748.72 total assets (1 account, $185.86 total assets of which the advisory fee is based on performance)

Martin Connaghan Select International Equity Fund Select International Equity Fund II

Registered Investment Companies: 4 accounts, $636.55 total assets
Other Pooled Investment Vehicles: 37 accounts, $8,068.60 total assets (1 account, $2,081.40 total assets of which the advisory fee is based on performance)
Other Accounts: 46 accounts, $13,748.72 total assets (1 account, $185.86 total assets of which the advisory fee is based on performance)

Please retain this Supplement for future reference.